Submission	Jun. 11, 2026
Submission [Line Items]
Central Index Key	0002119416
Registrant Name	OPENPAYD GLOBAL HOLDINGS LIMITED
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A